Revenue from Contracts with Customers (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contracts with Customers [Abstract]
Underwriter payment receiving period	90 days		90 days
Total Revenues by Type [Abstract]
Total revenues	$ 1,404,256	$ 1,912,745	$ 9,043,111	$ 8,303,114
Brokerage Commissions [Member]
Total Revenues by Type [Abstract]
Total revenues	1,038,943	1,535,245	6,376,075	6,154,567
Commissions [Member]
Total Revenues by Type [Abstract]
Total revenues	936,784	1,426,235	5,903,200	5,349,348
Hard Dollar Payments [Member]
Total Revenues by Type [Abstract]
Total revenues	102,159	109,010	472,875	805,219
Research Services [Member]
Total Revenues by Type [Abstract]
Total revenues	0	377,500	1,502,500	2,030,000
Underwriting Fees [Member]
Total Revenues by Type [Abstract]
Total revenues	30,488	0	431,114	102,931
Sales Manager Fees [Member]
Total Revenues by Type [Abstract]
Total revenues	$ 334,825	$ 0	$ 733,422	$ 15,616